Commitments and contingencies - Estimates of Future Commitments (Detail) $ in Thousands	Jun. 30, 2018 USD ($)
Commitments Disclosure [Line Items]
Year 1	$ 216,379
Year 2	109,544
Year 3	90,444
Year 4	77,092
Year 5	72,743
Thereafter	744,368
Total	1,310,570
Power purchase
Commitments Disclosure [Line Items]
Year 1	59,258
Year 2	10,789
Year 3	11,004
Year 4	11,225
Year 5	11,452
Thereafter	197,029
Total	300,757
Gas supply and service agreements
Commitments Disclosure [Line Items]
Year 1	69,760
Year 2	50,956
Year 3	31,989
Year 4	21,171
Year 5	16,327
Thereafter	38,768
Total	228,971
Service agreements
Commitments Disclosure [Line Items]
Year 1	36,589
Year 2	39,845
Year 3	39,920
Year 4	37,739
Year 5	38,173
Thereafter	326,294
Total	518,560
Capital projects
Commitments Disclosure [Line Items]
Year 1	42,865
Year 2	783
Year 3	587
Year 4	0
Year 5	0
Thereafter	0
Total	44,235
Operating leases
Commitments Disclosure [Line Items]
Year 1	7,907
Year 2	7,171
Year 3	6,944
Year 4	6,957
Year 5	6,791
Thereafter	182,277
Total	$ 218,047